Inventories, Net (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods include consigned inventory	$ 2,800	$ 5,600	$ 3,800
Inventories, current	1,733	7,213	$ 9,131
Inventories, non - current	$ 3,933